Segment Reporting (Reconciliation of Segment Profit (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of segment profit (loss) to income (loss) from continuing operations
Segment profit									$ 156,154	$ 122,912	$ 161,655
Less: Recovery of (provision for) loan losses									(12,514)	36,567	(1,714)
Less: Impairment of assets									14,484	10,524	34,634
Less: Depreciation and amortization									(51,660)	(62,045)	(70,375)
Less: Stock-based compensation expense									(10,889)	(12,013)	(13,314)
Less: Income tax benefit (expense)									(10,166)	7,639	3,912
Less: Loss on early extinguishment of debt, net									(1,619)	(281)	(25,369)
Net income (loss)	$ (8,461)	$ 58,155	$ 59,787	$ (9,299)	$ 19,974	$ 5,958	$ (19,776)	$ (12,313)	$ 100,182	$ (6,157)	$ 15,765